                                                                JOHN M. RICHARDS
                                                                SENIOR COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                  March 8, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  General American Separate Account Two
          File No. 811-02162

Commissioners:

The Annual Reports dated December 31, 2009 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b-2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

                                             Sincerely,


                                             /s/ John M. Richards
                                             -----------------------------------
                                             John M. Richards
                                             Senior Counsel
                                             Metropolitan Life Insurance Company